Defined benefit obligations - Summary of Detailed Information About Principal Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Principal Actuarial Assumptions [Abstract]
Discount rates	2.15%	0.30%
Expected rates of salary increase	1.50%	1.50%